Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss and the weighted average number of shares used in computing basic and diluted net loss per share
	Year Ended
	December 31, 2022	December 31, 2021
Numerator:
Net loss	$(66,165)	$(45,726)
Adjustments to reconcile to net loss available to common stockholders:
Net loss – basic and diluted	$(66,165)	$(45,726)

Denominator:
Weighted-average common shares outstanding – basic and diluted	38,392,392	25,690,096
Net loss per common share – basic and diluted	$(1.72)	$(1.78)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	December 31, 2022	December 31, 2021
Common stock warrants	17,840,951	17,840,951
SAMA earnout shares	570,211	570,211
Stock options	410,477	784,193
Unvested restricted share units	1,897,943	1,576,031
Total	20,719,582	20,771,386